Power project acquisition and development costs (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Power Project Acquisition And Development Costs [Abstract]
Disclosure of power project acquisition and development costs [Table Text Block]
	Development Costs	Acquisition Costs	Total
December 31, 2019	3,109,881	1,623,500	4,733,381
Additions	1,116,602	-	1,300,745
Unrealized foreign exchange	(118,147)	(32,000)	(302,290)
December 31, 2020	$4,108,336	$1,591,500	$5,699,836
Additions	487,842	-	487,842
Unrealized foreign exchange	(17,424)	(6,750)	(24,174)
December 31, 2021	4,578,754	$1,584,750	6,163,504